ESOP PLAN (Detail Textuals 2) (Employee Stock Ownership Plan (the "ESOP"), USD $)	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of allocated company stock	1,017,619	917,965
The fair value of the unallocated shares	$ 443,000	$ 498,000
Market Price Per Share (in dollars per share)	$ 0.80	$ 0.75
Former employee
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of allocated company stock	11,030